Equity instruments - Breakdown - (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets held for trading	€ 108,230		€ 92,879	[1]	€ 125,618	€ 125,458
Non-trading financial assets mandatorily at fair value through profit or loss	4,911		10,730	[1]	4,987
Financial assets designated at fair value through profit or loss	62,069		57,460	[1]	42,075	34,782
Financial assets at fair value through other comprehensive income	125,708		121,091	[1]	126,353
Financial assets available-for-sale	122,845		118,420			133,271
Total financial assets	184,596		191,124			199,351
Equity instruments
Disclosure of financial assets [line items]
Financial assets held for trading	12,437		8,938	[1]	21,353	21,353
Non-trading financial assets mandatorily at fair value through profit or loss	3,350		3,260	[1]	2,584
Financial assets designated at fair value through profit or loss						933
Financial assets at fair value through other comprehensive income	2,863		2,671	[1]	3,169
Financial assets available-for-sale	2,863	€ 2,671	2,671		€ 3,169	4,790	€ 5,487
Total financial assets	18,650		14,869			27,076
Shares of Spanish companies
Disclosure of financial assets [line items]
Total financial assets	3,711		3,448			4,199
Shares of foreign companies
Disclosure of financial assets [line items]
Total financial assets	12,682		9,107			20,448
Investment fund units and shares
Disclosure of financial assets [line items]
Total financial assets	€ 2,257		€ 2,314			€ 2,429

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).